Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2015 Portfolio℠
March 31, 2023
VIPIFF2015-NPRT1-0523
1.830290.117
Domestic Equity Funds - 17.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	72,971	2,971,376
VIP Equity-Income Portfolio Investor Class (a)	103,204	2,426,320
VIP Growth & Income Portfolio Investor Class (a)	132,693	3,312,017
VIP Growth Portfolio Investor Class (a)	62,478	4,852,016
VIP Mid Cap Portfolio Investor Class (a)	23,124	772,576
VIP Value Portfolio Investor Class (a)	103,108	1,741,499
VIP Value Strategies Portfolio Investor Class (a)	60,276	867,973
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,087,473)		16,943,777

International Equity Funds - 19.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	672,186	6,856,300
VIP Overseas Portfolio Investor Class (a)	501,215	11,933,920
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,308,031)		18,790,220

Bond Funds - 55.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,553,156	14,490,944
Fidelity International Bond Index Fund (a)	337,825	3,053,937
Fidelity Long-Term Treasury Bond Index Fund (a)	314,811	3,384,222
VIP High Income Portfolio Investor Class (a)	359,323	1,616,955
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,303,276	31,678,418
TOTAL BOND FUNDS (Cost $57,773,842)		54,224,476

Short-Term Funds - 8.1%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.60% (a)(b) (Cost $7,972,203)	7,972,203	7,972,203

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $91,141,549)	97,930,676
NET OTHER ASSETS (LIABILITIES) - 0.0%	10
NET ASSETS - 100.0%	97,930,686

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	14,648,737	380,999	1,026,925	1,398	(74,535)	562,668	14,490,944
Fidelity International Bond Index Fund	3,119,750	68,096	213,320	-	(3,169)	82,580	3,053,937
Fidelity Long-Term Treasury Bond Index Fund	3,979,926	130,258	965,182	29,400	(252,701)	491,921	3,384,222
VIP Contrafund Portfolio Investor Class	2,950,621	50,771	269,924	28,412	8,467	231,441	2,971,376
VIP Emerging Markets Portfolio Investor Class	8,061,798	357,274	1,930,305	12,405	(28,952)	396,485	6,856,300
VIP Equity-Income Portfolio Investor Class	2,643,956	23,676	258,484	-	19,096	(1,924)	2,426,320
VIP Government Money Market Portfolio Investor Class 4.60%	7,872,187	1,645,547	1,545,531	82,405	-	-	7,972,203
VIP Growth & Income Portfolio Investor Class	3,421,331	91,467	357,402	12,374	47,709	108,912	3,312,017
VIP Growth Portfolio Investor Class	4,634,494	207,474	417,641	31,452	10,713	416,976	4,852,016
VIP High Income Portfolio Investor Class	1,641,201	38,746	107,638	1,112	(13,208)	57,854	1,616,955
VIP Investment Grade Bond II Portfolio - Investor Class	30,367,266	2,079,278	1,740,492	13,021	(16,897)	989,263	31,678,418
VIP Mid Cap Portfolio Investor Class	825,122	11,841	92,461	1,912	9,959	18,115	772,576
VIP Overseas Portfolio Investor Class	12,048,835	151,446	1,476,143	-	(1,301)	1,211,083	11,933,920
VIP Value Portfolio Investor Class	1,907,574	21,542	221,758	-	47,171	(13,030)	1,741,499
VIP Value Strategies Portfolio Investor Class	944,947	12,589	107,682	2,245	20,777	(2,658)	867,973
	99,067,745	5,271,004	10,730,888	216,136	(226,871)	4,549,686	97,930,676

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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